CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	7,539,582	7,539,582	7,539,582
Common Stock shares outstanding	7,539,582	7,539,582	7,539,582